Accounting Policy Updates and Recent Accounting Pronouncements (Tables)	3 Months Ended
Mar. 31, 2021
Schedule of Cost, Accumulated Depreciation and Net Book Value of the Company's Leasing Equipment by Equipment Type

The cost, accumulated depreciation and net book value of the Company’s container leasing equipment by equipment type as of March 31, 2021 and December 31, 2020 were as follows:

	March 31, 2021			December 31, 2020
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Dry containers other than open top and flat rack containers:
20'	$1,535,540	$(440,838)	$1,094,702	$1,532,753	$(428,913)	$1,103,840
40'	143,096	(55,718)	87,378	144,881	(55,154)	89,727
40' high cube	3,047,156	(698,167)	2,348,989	2,717,384	(672,416)	2,044,968
45' high cube	34,444	(13,038)	21,406	27,880	(12,747)	15,133
Refrigerated containers:
20'	19,997	(8,749)	11,248	20,164	(8,493)	11,671
20' high cube	1,720	(1,283)	437	2,605	(1,742)	863
40' high cube	1,112,362	(414,542)	697,820	1,103,817	(398,721)	705,096
Open top and flat rack containers:
20' folding flat	16,967	(5,055)	11,912	17,228	(5,132)	12,096
40' folding flat	48,727	(18,060)	30,667	49,167	(18,275)	30,892
20' open top	13,243	(1,875)	11,368	13,253	(1,790)	11,463
40' open top	22,658	(4,782)	17,876	22,271	(4,738)	17,533
Tank containers	95,005	(12,800)	82,205	93,240	(11,470)	81,770
Total containers	$6,090,915	$(1,674,907)	$4,416,008	$5,744,643	$(1,619,591)	$4,125,052

Schedule of Concentration Risk of Lease Rental Income/Gross Accounts Receivable	Company’s lease rental income from its owned fleet for the three months ended March 31, 2021 and 2020 and more than 10% of the Company’s gross accounts receivable from its owned fleet as of March 31, 2021 and December 31, 2020:

	Three Months Ended
	March 31,
Lease Rental Income - owned fleet	2021	2020
Customer A	20.5%	16.9%
Customer B	17.8%	6.7%
Customer C	12.0%	13.2%

Schedule of Concentration Risk of Total Fleet Lease Rental Income/Gross Accounts Receivable	Except for the lessees noted in the tables below, no other single lessee accounted for more than 10% of the Company’s total fleet lease rental income for the three months ended March 31, 2021 and 2020 and more than 10% of the Company’s gross accounts receivable from its total fleet as of March 31, 2021 and December 31, 2020.

	Three Months Ended
	March 31,
Lease Rental Income - total fleet	2021	2020
Customer A	19.8%	16.5%
Customer B	17.4%	6.7%
Customer C	12.3%	14.4%

Reconciliation of Numerator and Denominator of Basic Earnings Per Share ("EPS") With That of Diluted EPS	A reconciliation of the numerator and denominator of basic EPS with that of diluted EPS is reported as follows:

	Three Months Ended
	March 31,
Share amounts in thousands	2021	2020
Numerator:
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders	$62,050	$(4,379)
Denominator:
Weighted average common shares outstanding - basic	50,150	56,455
Dilutive share options, RSU and PSU	715	—
Weighted average common shares outstanding - diluted	50,865	56,455
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders per common share
Basic	$1.24	$(0.08)
Diluted	$1.22	$(0.08)

Share options, RSU and PSU excluded from the computation of diluted EPS because they were anti-dilutive	697	2,147

Accounts Receivable
Schedule of Concentration Risk of Lease Rental Income/Gross Accounts Receivable
Gross Accounts Receivable- owned fleet	March 31, 2021	December 31, 2020
Customer A	29.2%	30.3%
Customer B	11.7%	10.3%
Customer C	12.2%	12.9%

Schedule of Concentration Risk of Total Fleet Lease Rental Income/Gross Accounts Receivable
Gross Accounts Receivable- total fleet	March 31, 2021	December 31, 2020
Customer A	36.5%	37.7%
Customer B	9.3%	16.7%
Customer C	11.7%	11.6%